ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2020	2019
Trade payables and accruals	$67,250	$55,796
Inventory commitment reserve	475	767
Accrued royalties	10,698	11,870
Accrued payroll and related liabilities	21,244	13,825
Professional services	5,329	4,415
Taxes payable (including sales taxes)	4,979	4,847
Product warranties (note 27(a)(iii))	5,804	6,743
Sales credits	10,732	8,814
Restructuring liability (note 8)	5,750	8,655
Operating lease liabilities (note 20)	7,376	5,793
Finance lease liabilities (note 20)	171	379
Other	22,330	27,692
	$162,138	$149,596